Material accounting policy information - Additional Information (Detail)	6 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Mar. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	May 01, 2022 AUD ($)
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax	$ 10,453,811		$ 8,823,513	$ 8,823,513
Net current liability position	13,105,757					$ 19,652,664
Net cash outflows from operating activities	8,420,244			$ 6,334,872
Proceeds from issuing shares	$ 8,561,589		$ 1,327,468
At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Aggregate offering							$ 35,000,000
Number of shares represented by one depositary receipt	100
Proceeds from issuing shares		$ 4,190,155
Proceeds from issue of ordinary shares		36,900,000
Events After Reporting Period [Member]
Disclosure of summary of significant accounting policies [line items]
Number of shares represented by one depositary receipt	500
Consolidated entity generated on the sale of cantrixil patents and trademarks					$ 1,000,000
Major Ordinary Share Transactions [Member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from issue of ordinary shares	$ 2,496,182	$ 12,888,123